Restructuring (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Schedule of restructuring reserve by type of cost
The following table presents the activity in the obsolescence reserve:

	December 31,
($ thousands)	2020	2019	2018
Balance at beginning of year	(33,645)	(39,885)	(26,911)
Provisions, net	(33,554)	(28,970)	(14,199)
Amounts written off	23,535	23,375	817
Foreign currency translation	(2,041)	(130)	408
Other	2,938	11,965	—
Balance at end of year	(42,767)	(33,645)	(39,885)
The following table presents the activity in the restructuring liability under this plan for the year ended December 31, 2020:

($ thousands)	Severance and Related Employee Costs
Balance at beginning of period	—
Restructuring expense, net	16,310
Cash payments	(9,132)
Other adjustments, net	544
Balance at end of period	7,722
The following table presents the activity in the restructuring liability under this plan for the year ended December 31, 2020:

($ thousands)	Severance and Related Employee Costs	Other Costs	Total
Balance at beginning of period	—	—	—
Restructuring expense, net	5,123	3,116	8,239
Cash payments	(3,630)	(1,916)	(5,546)
Balance at end of period	1,493	1,200	2,693
The following table presents the activity in the restructuring liability under this plan for the year ended December 31, 2020:

($ thousands)	Severance and Related Employee Costs
Balance at beginning of period	—
Restructuring expense, net	17,499
Cash payments	(3,506)
Balance at end of period	13,993

Restructuring and Related Costs	The following table summarizes restructuring expense for the year ended December 31, 2020 under this plan by type of cost, primarily in the Global Gaming segment:

($ thousands)	For the year ended December 31, 2020
Severance and related employee costs	5,123
Other (1)	3,576
Total	8,699
(1) This expense includes approximately $460 thousand of asset impairments. The offset for these charges is Property, plant and equipment, net in the consolidated balance sheet at December 31, 2020
The following table summarizes consolidated restructuring expense by segment and type of cost:

	For the year ended December 31, 2020
($ thousands)	Severance and Related Employee Costs	Asset Impairment Costs	Other	Total
Global Lottery	5,399	—	—	5,399
Global Gaming	29,936	460	3,216	33,612
Corporate and Other	6,068	—	(34)	6,034
Total	41,403	460	3,182	45,045

	For the year ended December 31, 2019
($ thousands)	Severance and Related Employee Costs	Asset Impairment Costs	Other	Total
Global Lottery	2,164	—	6	2,170
Global Gaming	3,173	15,500	(311)	18,362
Corporate and Other	1,737	—	2,586	4,323
Total	7,074	15,500	2,281	24,855